Derivative Assets And Liabilities Subject To Enforceable Master Netting Arrangement (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Net amounts presented in the balance sheet, derivatives assets	$ 721,736		$ 831,707
Net amounts presented in the balance sheet, derivatives liabilities	(448,220)		(1,391,989)
Gross amounts recognized, net derivatives	1,722
Net amounts presented in the balance sheet, net derivatives	(16,386,379)		(12,470,124)
Derivative liability
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives liabilities	(448,220)		(1,391,989)
Gross amounts offset in the balance sheet, derivatives liabilities	0		0
Net amounts presented in the balance sheet, derivatives liabilities	(448,220)		(1,391,989)
Gross amounts not offset in the balance sheet, financial instruments, derivative liabilities	424,495	[1]	700,630	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received	23,352		690,015
Net amount, derivatives liabilities	(373)		(1,344)
Derivative Assets
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, derivatives assets	715,092		823,449
Gross amounts offset in the balance sheet, derivatives assets	0		0
Net amounts presented in the balance sheet, derivatives assets	715,092		823,449
Gross amounts not offset in the balance sheet, financial instruments, derivative assets	(424,495)	[1]	(700,630)	[1]
Gross amounts not offset in the balance sheet, collateral pledged/received	(212,596)		(103,612)
Net amount, derivatives assets	78,001		19,207
Derivative
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gross amounts recognized, net derivatives	266,872		(568,540)
Net amounts presented in the balance sheet, net derivatives	266,872		(568,540)
Gross amounts not offset in the balance sheet, collateral pledged/received	(189,244)		586,403
Net amount	$ 77,628		$ 17,863

[1]	Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.